Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Net earnings attributable to shareholders - basic	$ 111,195	$ 289,244
Effect of share options and other equity compensation plans		9,235
Net earnings attributable to shareholders - diluted	$ 111,195	$ 298,479
Weighted average shares outstanding – basic	14,229	13,754
Effect of share options and other equity compensation plans	5	1,533
Weighted average shares outstanding – diluted	14,234	15,287